Impaired Loans, by Class of Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	$ 14,142	$ 11,399
Recorded Investment With No Allowance	8,950	8,437
Recorded Investment With Allowance	5,192	2,962
Total Recorded Investment	14,142	11,399
Related Allowance	1,093	1,167
Average Recorded Investment	12,770	11,500
Real Estate Loans
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	13,760	10,659
Recorded Investment With No Allowance	8,659	7,823
Recorded Investment With Allowance	5,101	2,836
Total Recorded Investment	13,760	10,659
Related Allowance	1,038	1,110
Average Recorded Investment	12,209	10,300
Real Estate Loans | Land Development and Construction
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	142	1,134
Recorded Investment With No Allowance	18	992
Recorded Investment With Allowance	124	142
Total Recorded Investment	142	1,134
Related Allowance	117	134
Average Recorded Investment	638	883
Real Estate Loans | Farmland
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	1,087	641
Recorded Investment With No Allowance	947	492
Recorded Investment With Allowance	140	149
Total Recorded Investment	1,087	641
Related Allowance	24	24
Average Recorded Investment	864	588
Real Estate Loans | 1-4 Family Mortgages
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	2,356	2,066
Recorded Investment With No Allowance	1,740	1,297
Recorded Investment With Allowance	616	769
Total Recorded Investment	2,356	2,066
Related Allowance	186	216
Average Recorded Investment	2,211	1,933
Real Estate Loans | Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	10,175	6,818
Recorded Investment With No Allowance	5,954	5,042
Recorded Investment With Allowance	4,221	1,776
Total Recorded Investment	10,175	6,818
Related Allowance	711	736
Average Recorded Investment	8,496	6,896
Business Loans
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	170	305
Recorded Investment With No Allowance	79	184
Recorded Investment With Allowance	91	121
Total Recorded Investment	170	305
Related Allowance	55	57
Average Recorded Investment	238	879
Business Loans | Commercial and Industrial Loans
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	167	284
Recorded Investment With No Allowance	76	163
Recorded Investment With Allowance	91	121
Total Recorded Investment	167	284
Related Allowance	55	57
Average Recorded Investment	226	860
Business Loans | Farm Production and Other Farm Loans
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	3	21
Recorded Investment With No Allowance	3	21
Total Recorded Investment	3	21
Average Recorded Investment	12	19
Consumer Loans
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	212	435
Recorded Investment With No Allowance	212	430
Recorded Investment With Allowance		5
Total Recorded Investment	212	435
Average Recorded Investment	323	321
Consumer Loans | Other Consumer Loans
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	212	435
Recorded Investment With No Allowance	212	430
Recorded Investment With Allowance		5
Total Recorded Investment	212	435
Average Recorded Investment	$ 323	$ 321